Convertible loan (Narrative) (Details) shares in Millions		12 Months Ended
	Jan. 12, 2021 USD ($) Year shares	Mar. 31, 2021 USD ($) Year	Mar. 31, 2020 USD ($)	Jan. 12, 2021 $ / shares
Disclosure of detailed information about borrowings [Line Items]
Proceeds from borrowings		$ 18,361,495
Convertible loan - derivative component		9,418,331	$ 0
Change in fair value of liability		$ (857,702)	$ 0
Convertible Loan [Member]
Disclosure of detailed information about borrowings [Line Items]
Proceeds from borrowings	$ 15,000,000
Term of borrowings	60 months
Borrowings, interest rate				8.00%
Conversion price of convertible debt | $ / shares				$ 3.00
Number of warrants issued | shares	5.0
Exercise price of warrants | $ / shares				$ 3.00
Term of warrants issued	3 years
Proceeds of borrowings allocated to derivative component	$ 8,560,630
Proceeds of borrowings allocated to liability component	$ 6,439,370
Convertible Loan [Member] | Derivative Component [Member]
Disclosure of detailed information about borrowings [Line Items]
Risk-free interest rate		1.75%		0.69%
Expected volatility		105.00%		105.00%
Expected life | Year	2.71	2.63
Convertible loan - derivative component		$ 9,418,331
Change in fair value of liability		$ 857,702